United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: March 31, 2002
Check here if Amendment [ X ]; Amendment Number: 2
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	August 13, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	94

Form 13F Information Table Value Total:	119882 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap TR CV PFD        PFD CV           339072407      233    14816 SH       SOLE                    10574              9293
Nuevo Financing CV PFD A       PFD CV           670511203      412    14250 SH       SOLE                     9850              4400
AGL Resources Inc.             COM              001204106     2103    89500 SH       SOLE                    28400             74100
Abbott Laboratories            COM              002824100      857    16300 SH       SOLE                     8000              8300
Affiliated Managers Grp        COM              008252108      259     3600 SH       SOLE                                       3600
Allegheny Energy               COM              017361106      943    22800 SH       SOLE                     2400             20400
American Express               COM              025816109     3211    78405 SH       SOLE                    27700             59205
American Int'l Group           COM              026874107     2661    36884 SH       SOLE                    10241             26643
American Tower Systems         COM              029912201      784   142500 SH       SOLE                    31600            110900
Amgen                          COM              031162100      265     4440 SH       SOLE                      500              3940
Analog Devices                 COM              032654105      315     7000 SH       SOLE                                       7000
Astoria Financial Corp.        COM              046265104     1961    67500 SH       SOLE                    25600             49400
Atmos Energy                   COM              049560105     2157    91400 SH       SOLE                    33600             69800
Automatic Data Proc            COM              053015103      467     8020 SH       SOLE                                       8020
AvalonBay REIT                 COM              053484101     3318    66632 SH       SOLE                    23596             49950
BP Amoco PLC ADR               COM              055622104      589    11086 SH       SOLE                     5394              5692
BankNorth Group, Inc.          COM              06646R107      395    14982 SH       SOLE                                      14982
BellSouth                      COM              079860102      689    18692 SH       SOLE                     8000             10692
Berkshire Hathaway CL B        COM              084670207      543      229 SH       SOLE                       42               187
Chateau Communities            COM              161726104     1515    52722 SH       SOLE                    21600             39122
ChevronTexaco Corp.            COM              166764100      278     3080 SH       SOLE                      800              2280
Cintas Corp                    COM              172908105     1093    21925 SH       SOLE                                      21925
Cisco Systems                  COM              17275R102      421    24866 SH       SOLE                     3800             21066
Citigroup                      COM              172967101      527    10644 SH       SOLE                     5066              5578
Clear Channel                  COM              184502102      720    14000 SH       SOLE                     2000             12000
Colgate Palmolive              COM              194162103      291     5100 SH       SOLE                     2000              3100
Comcast CL A                   COM              200300101      706    21100 SH       SOLE                     3800             17300
Comcast CL A SPL               COM              200300200      536    16850 SH       SOLE                     3800             13050
Costco Wholesale Corp.         COM              22160K105      454    11400 SH       SOLE                                      11400
Cox Communications             COM              224044107      730    19400 SH       SOLE                     8000             11400
Crown Castle Int'l             COM              228227104      427    64650 SH       SOLE                    24500             40150
Darden Restaurants             COM              237194105      351     8653 SH       SOLE                     1253              7400
Delphi Corporation             COM              247126105     1439    90000 SH       SOLE                    33500             76500
Devon Energy                   COM              25179M103     2763    57247 SH       SOLE                    15299             41948
Diebold Inc.                   COM              253651103     3361    82500 SH       SOLE                    29000             63500
DuPont                         COM              263534109     2786    59090 SH       SOLE                    16300             47290
Duke Realty Corp.              COM              264411505     2008    77250 SH       SOLE                    30250             58000
EMC Corp.                      COM              268648102      157    13200 SH       SOLE                     2800             10400
EOG Resources, Inc.            COM              26875P101     4768   117557 SH       SOLE                    34907             94650
Empire District Electric       COM              291641108      327    15300 SH       SOLE                    13000              2300
Energy East Corp.              COM              29266M109     1763    81056 SH       SOLE                    28894             65162
Exxon Mobil                    COM              30231G102      874    19950 SH       SOLE                                      19950
Fleet Boston Fin'l             COM              339030108      841    24016 SH       SOLE                    14800             16216
GATX Corp                      COM              361448103     1619    50900 SH       SOLE                    14300             42600
General Electric               COM              369604103     3176    84819 SH       SOLE                    29800             55019
General Mills                  COM              370334104      978    20024 SH       SOLE                     4906             15118
Gillette                       COM              375766102     3063    90075 SH       SOLE                    29400             68675
Halliburton Co.                COM              406216101      783    45850 SH       SOLE                    19000             34850
Haverty Furniture              COM              419596101     3898   226500 SH       SOLE                    74400            174100
Home Depot Inc.                COM              437076102     2216    45580 SH       SOLE                     9450             36130
Honeywell Int'l                COM              438516106     1010    26400 SH       SOLE                     7800             18600
Immunex Corp.                  COM              452528102     2736    90400 SH       SOLE                    37600             65800
Int'l Bus Machines             COM              459200101      267     2567 SH       SOLE                                       2567
Intel                          COM              458140100      745    24510 SH       SOLE                     2800             21710
JP Morgan Chase & Co.          COM              46625H100      275     7715 SH       SOLE                     3000              4715
Johnson & Johnson              COM              478160104     2064    31782 SH       SOLE                     9000             22782
Kimberly-Clark                 COM              494368103     2835    43850 SH       SOLE                    15900             32950
Laclede Group Inc.             COM              505597104      785    33700 SH       SOLE                    18000             27700
Lafarge North America Inc.     COM              505862102     2452    56700 SH       SOLE                    27700             41000
Liberty Media Corp. CL A       COM              530718105     1360   107600 SH       SOLE                    41300             79300
Massbank                       COM              576152102      609    13249 SH       SOLE                     4333              8916
Medtronic Inc.                 COM              585055106      729    16125 SH       SOLE                     1000             15125
Merck & Co.                    COM              589331107     1963    34097 SH       SOLE                    13620             20477
Microsoft                      COM              594918104     1686    27951 SH       SOLE                     5500             22451
Northeast Utilities            COM              664397106     1689    85008 SH       SOLE                    18810             66198
Nthwest Natural Gas            COM              667655104     1322    47200 SH       SOLE                    11700             35500
Parker Hannifin                COM              701094104      210     4200 SH       SOLE                                       4200
Paychex Inc                    COM              704326107     1483    37361 SH       SOLE                     3937             33424
Peoples Energy                 COM              711030106     1260    32000 SH       SOLE                     8600             30900
Pepsico Inc.                   COM              713448108      204     3970 SH       SOLE                      800              3170
Perkin Elmer                   COM              714046109     2312   125000 SH       SOLE                    45800             93200
Pfizer Inc.                    COM              717081103     1377    34650 SH       SOLE                    13800             20850
Pharmacia Corp.                COM              716941109      229     5070 SH       SOLE                     3570              1500
Progress Energy                COM              743263105      248     4951 SH       SOLE                     2932              2019
Questar Corp.                  COM              748356102     2724   105950 SH       SOLE                    31800             85150
Regions Financial              COM              758940100     2998    87290 SH       SOLE                    32270             70320
Robert Mondavi CL A            COM              609200100      665    18500 SH       SOLE                     2000             16500
SBC Communications             COM              78387G103      274     7319 SH       SOLE                                       7319
SCANA Corp.                    COM              80589M102     1901    62137 SH       SOLE                    23205             47932
Schering Plough                COM              806605101     2252    71950 SH       SOLE                    23850             55100
Schlumberger, Ltd.             COM              806857108     2126    36150 SH       SOLE                    10650             29500
Stryker                        COM              863667101      211     3500 SH       SOLE                                       3500
Swift Energy                   COM              870738101      746    37885 SH       SOLE                    12525             34080
Sysco                          COM              871829107      704    23600 SH       SOLE                     4000             19600
TECO Energy                    COM              872375100      584    20400 SH       SOLE                     7000             13400
The Allstate Corp.             COM              020002101     2203    58328 SH       SOLE                    22900             42428
Verizon Communications         COM              92343V104      842    18271 SH       SOLE                     1830             16441
Visteon                        COM              92839U107     1651    99739 SH       SOLE                    23900             75839
Vodafone Group PLC             COM              92857W100      256    13865 SH       SOLE                     4500              9365
Wyeth                          COM              983024100      353     5375 SH       SOLE                                       5375
Citigroup                      COM              172967101      237     4785 SH       SOLE                                       4785
Ford Motor Company             COM              345370860      359    21760 SH       SOLE                                      21760
Int'l Business Mach            COM              459200101     1363    13104 SH       SOLE                    13104
Warren Bancorp Inc.            COM              934710104      552    46000 SH       SOLE                                      46000